Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Disclosures
Supplemental cash flow disclosures

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Interest paid	$134,916	$108,510	$96,241
Income taxes paid, net of refunds received	57,442	48,876	175,629

TDS:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Common Shares withheld	3,163	109,061	265,748

Aggregate value of Common Shares withheld	$76	$2,751	$7,639

Cash receipts upon exercise of stock options	13,405	732	12,092
Cash disbursements for payment of taxes	(76)	(2,751)	(2,438)
Net cash receipts (disbursements) from exercise of
stock options and vesting of other stock awards	$13,329	$(2,019)	$9,654

U.S. Cellular:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Common Shares withheld	228,011	163,355	606,582

Aggregate value of Common Shares withheld	$8,448	$6,868	$25,179

Cash receipts upon exercise of stock options	6,881	5,166	10,468
Cash disbursements for payment of taxes	(4,714)	(4,336)	(4,684)
Net cash receipts from exercise of stock options
and vesting of other stock awards	$2,167	$830	$5,784